SHARE-BASED PAYMENTS - Schedule of share-based payment liability (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Share-based payments [Abstract]
Current liability	$ 6	$ 0
Non-current liability	9	3
Total liability for share based payments	$ 15	$ 3